Fair Value Measurements - Fair Value Measurement Bond Portfolio (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gross Bond portfolio	$ 8,690,790	$ 8,808,603	$ 9,079,442
Fair Value Measurement Level 3
Gross Bond portfolio	$ 8,690,790	$ 8,808,603	$ 9,079,442